Tanaka Funds, Inc.

369 Lexington Avenue, 20th Floor

New York, NY 10017

April 7, 2021

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Tanaka Funds, Inc.

File Nos.

333-47207

811-08638

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective March 31, 2021 do not differ from those filed in the Post-Effective Amendment No. 33, which was filed electronically March 31, 2021.

Sincerely,

/s/ Graham Y. Tanaka

Graham Y. Tanaka

President